Unaudited Condensed Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Statement Of Income And Comprehensive Income [Abstract]
Net loss	$ (26,733)	$ (34,945)
Other comprehensive loss:
Foreign currency translation adjustment	(2,730)	2,026
Comprehensive loss	$ (29,463)	$ (32,919)